Organization and basis of financial statements (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of company's consolidated subsidiaries

Details of the Company’s consolidated subsidiaries were as follows:

			Percentage
			of direct or
			indirect
			ownership
	Date of	Place of	by the	Principal
Name of Entity	incorporation	incorporation	Company	activities
Subsidiaries:			Direct
Easy Skills Technology Limited (“Hong Kong ES”)	December 24, 2018	HK	100%	Holding company
Skillful Craftsman Network Technology (Wuxi) Co., Ltd. (“WOFE” or “Craftsman Wuxi”)	January 16, 2019	PRC	100%	Investment holding
Shenzhen Jisen Information Tech Limited (“Jisen Information”)	December 8, 2014	PRC	100%	Financial education and services
Giga Learning Inc (“GIGA”)	November 19, 2024	USA	100%	Vocational education